Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011 Year
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,861,330	$ 1,840,500
Accumulated Amortization	(74,832)	(18,603)
Net	1,786,498	1,821,897
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	18.9	19.6
Gross Carrying Amount	1,642,000	1,623,000
Accumulated Amortization	(54,950)	(13,658)
Net	1,587,050	1,609,342
Tradenames
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	19.0	19.8
Gross Carrying Amount	156,530	156,000
Accumulated Amortization	(5,229)	(1,300)
Net	151,301	154,700
Data sublicense agreement
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	4.1	5.8
Gross Carrying Amount	12,800	31,000
Accumulated Amortization	(1,606)	(873)
Net	11,194	30,127
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	5.3	4.8
Gross Carrying Amount	31,000	11,500
Accumulated Amortization	(3,491)	(383)
Net	27,509	11,117
Backlog
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	0.7	1.2
Gross Carrying Amount	19,000	19,000
Accumulated Amortization	(9,556)	(2,389)
Net	$ 9,444	$ 16,611